Asbestos - Numbers of Open Claims, New Claims and Closed Claims and Average Settlement Per Settled Claim and Case Closed (Details)	12 Months Ended
	Mar. 31, 2021 AUD ($) claim	Mar. 31, 2020 AUD ($) claim	Mar. 31, 2019 AUD ($) claim	Mar. 31, 2018 AUD ($) claim	Mar. 31, 2017 AUD ($) claim	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)
Loss Contingency, Pending Claims, Number [Roll Forward]
Number of open claims at beginning of period	393	332	336	352	426
Number of new claims, direct claims	392	449	430	422	402
Number of new claims, cross claims	153	208	138	140	155
Number of closed claims	578	596	572	578	631
Number of open claims at end of period	360	393	332	336	352
Average settlement amount per settled claim	$ 248,000	$ 277,000	$ 262,000	$ 253,000	$ 224,000	$ 178,000	$ 189,000	$ 191,000	$ 196,000	$ 168,000
Average settlement amount per case closed	$ 225,000	$ 245,000	$ 234,000	$ 217,000	$ 168,000	$ 162,000	$ 167,000	$ 171,000	$ 168,000	$ 126,000